7. OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Other Liabilities, Current [Abstract]
Accrued interest	$ 37,721	$ 5,391	$ 74,038
Other accrued liabilities		64,076	62,657
Total other current liabilities	$ 82,845	$ 69,467	$ 136,695